OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets (Tables) [Abstract]
Schedule of Other Assets [Table Text Block]
Schedule of other assets

	12/31/2010	12/31/2009
Redecard- receivables from issuers of credit cards	18,061	9,521
Deferred tax assets (Note 21)	6,396	7,092
Prepaid taxes	4,189	5,404
Escrow deposits for taxes payable and challenged in court (Note 30b)	3,708	4,127
Escrow deposits for provision for contingent liabilities classified as possible (Note 30b)	3,300	3,234
Escrow deposits for provision for contingent liabilities classified as probable (Note 30b)	4,076	3,219
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Service fees and commissions receivable	3,634	3,000
Securities trading and clearing accounts	2,073	746
Other escrow deposits	1,876	423
Prepaid expenses	1,707	2,003
Prepaid pension plan assets (Note 25c)	1,481	2,743
Receivable from the government administered fund – Fundo para Compensação de Variações Salariais (FCVS)	577	533
Receivables related to acquisitions (Note 35)	211	192
Deferred policy acquisition costs	197	299
Escrow account related to strategic partnerships with CBD and LASA	72	109
Foreclosed assets, net	69	218
Other	2,776	1,593
TOTAL	56,186	45,570